[AIM LOGO APPEARS HERE]
--Servicemark--
11 Greenway Plaza, Suite 100
Houston, TX 77046-1173
713-626-1919


A I M Advisors, Inc.


   February 11, 2008


   VIA EDGAR

   Securities and Exchange Commission
   Judiciary Plaza
   450 Fifth St., N.W.
   Washington, D.C. 20549

   Re:   AIM Growth Series
         CIK No. 0000202032

   Ladies and Gentlemen:

   On behalf of AIM Growth Series (the "Fund"), attached herewith for filing pursuant to the provisions of the Securities Act of 1933, as amended, and rule 485(a)(1) promulgated thereunder, and the Investment Company Act of 1940, as amended, is the electronic version of Post Effective Amendment
   No. 67 (the "Amendment") to the Fund's Registration Statement on Form N-1A. This amendment is being filed in order to incorporate new disclosure as a result of the complex wide proxy.

   Please send copies of all correspondence with respect to the Amendment to the undersigned or contact me at (713) 214-1968.

   Very truly yours,

   /s/ STEPHEN R. RIMES

   Stephen R. Rimes
   Counsel

A Member of the AMVESCAP Group